STOCK-BASED COMPENSATION - Outstanding unvested stock activities (Details) - shares	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021
STOCK-BASED COMPENSATION
Common stock vested	(20,000)
Unvested Common Stock [Member]
STOCK-BASED COMPENSATION
Balances outstanding at beginning		450,424
New grants or issues	834,883	834,883
Common stock vested		(448,773)
Repurchased stock		(21,651)
Balances outstanding at ending		814,883